Non-current other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-current receivables
Prepayments	$ 274	$ 243	$ 391
Accrued income	52	44	61
Retirement benefit scheme surpluses (Note 22)	92	90
Other receivables	385	458	443
Non current other receivables	803	835	895
FibroGen, Inc.
Disclosure of other non-current receivables
Non current other receivables	51	71	44
Moderna Therapeutics
Disclosure of other non-current receivables
Prepayments	$ 0	$ 0	$ 92